Summary of Classes of Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 95,499	$ 95,499
Balance at end of period	$ 99,907			$ 99,907
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,820.4	1,803.7	1,816.1	1,816.1	1,812.5
Balance at beginning of period	$ 22,790	$ 21,766	$ 22,487	$ 22,487	$ 21,713
Proceeds from shares issued on exercise of stock options, Number of shares	0.9	0.2		2.5	1.2
Proceeds from shares issued on exercise of stock options, Amount	$ 56	$ 12		$ 146	$ 65
Shares issued as a result of dividend reinvestment plan, Number of shares	1.2	10.0		3.9	12.2
Shares issued as a result of dividend reinvestment plan	$ 99	$ 583		$ 312	$ 726
Purchase of shares for cancellation and other, Number of Shares					(12.0)
Purchase of shares for cancellation and other, Amount					$ (143)
Ending balance, Number of shares	1,822.5	1,813.9	1,820.4	1,822.5	1,813.9
Balance at end of period	$ 22,945	$ 22,361	$ 22,790	$ 22,945	$ 22,361
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	198.0	232.0	226.0	226.0	232.0
Balance at beginning of period	$ 4,950	$ 5,800	$ 5,650	$ 5,650	$ 5,800
Ending balance, Number of shares	198.0	232.0	198.0	198.0	232.0
Balance at end of period	$ 4,950	$ 5,800	$ 4,950	$ 4,950	$ 5,800
Redemption of shares, Number of shares				(28.0)
Redemption of shares, amount				$ (700)
Issued capital [member] | Other equity securities [member] | Limited Recourse Capital Notes [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 1,750			$ 1,750
Ending balance, Number of shares	1.8			1.8
Issue of limited recourse capital notes, Number of shares	1.8			1.8
Issue of limited recourse capital notes	$ 1,750			$ 1,750
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	(123)	(25)	(37)	(37)	(41)
Balance at end of period	$ (189)	$ (59)	$ (123)	$ (189)	$ (59)
Beginning balance, Number of shares	1.7	0.3	0.5	0.5	0.6
Purchase of shares, Number of shares	29.8	35.6		107.9	104.2
Purchase of shares, Amount	$ (2,565)	$ (2,152)		$ (8,398)	$ (6,787)
Sale of shares, Number of shares	(29.0)	(35.0)		(105.9)	(103.9)
Sale of shares, Amount	$ 2,499	$ 2,118		$ 8,246	$ 6,769
Ending balance, Number of shares	2.5	0.9	1.7	2.5	0.9
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ (5)	$ (3)	$ (4)	$ (4)	$ (6)
Balance at end of period	$ (5)	$ (5)	$ (5)	$ (5)	$ (5)
Beginning balance, Number of shares	0.2	0.2	0.1	0.1	0.3
Purchase of shares, Number of shares	1.1	1.4		4.4	5.0
Purchase of shares, Amount	$ (28)	$ (29)		$ (107)	$ (98)
Sale of shares, Number of shares	(1.1)	(1.4)		(4.3)	(5.1)
Sale of shares, Amount	$ 28	$ 27		$ 106	$ 99
Ending balance, Number of shares	0.2	0.2	0.2	0.2	0.2